Other investments (Tables)	6 Months Ended
Jun. 30, 2024
Other investments
Other investments

	June 30, 2024	December 31, 2023
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,868	14,809
0% US treasury bills - at amortised cost	39,778	54,419
0.875% US treasury bills - at amortised cost	—	15,008
	54,646	84,236
Other investments - non-current
0.875% US treasury bills - at amortised cost	18,055	—
1.7% federal bonds German Government - at fair value through other comprehensive income	3,045	3,242
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	13,767	14,832
	34,867	18,074